Future Accounting Pronouncements	12 Months Ended
Dec. 31, 2021
3. Future Accounting Pronouncements
Future Accounting Pronouncements
3.

FUTURE ACCOUNTING PRONOUNCEMENTS
The Company considers the applicability and impact of

all ASUs issued by the Financial Accounting
Standards Board (“FASB”). The

ASUs that have been issued by FASB,

but are not yet effective, were
assessed and determined to be either not applicable

to the Company or have an insignificant impact on
the consolidated financial statements.